Other Post-Employment Benefits - Summary of Continuities of the Defined Benefit Plan Assets and Obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Post Employment Benefits [Member]
Statement [Line Items]
Fair value of plan assets at beginning of year	$ 0.0
Employer contributions	10.8	$ 10.3
Fair value of plan assets at end of the year,	0.0	0.0
Defined benefit obligation at the beginning of the year	239.8	297.8
Current service cost	3.0	4.0
Interest cost	9.9	8.0
Past service cost	3.8
Actuarial gains arising from financial assumptions	(20.7)	(31.6)
Actuarial gains from experience adjustments	(2.1)	(7.8)
Actuarial gains arising from demographic assumptions	0.0	(20.2)
Benefits paid	10.8	10.3
Defined benefit obligation at end of the year,	222.9	239.8
Postemployment benefit plan assets [Member]
Statement [Line Items]
Fair value of plan assets at beginning of year	0.0	0.0
Employer contributions	10.8	10.3
Benefits paid	10.8	(10.3)
Fair value of plan assets at end of the year,	$ 0.0	$ 0.0